J. & W. Seligman & Co.
                                  Incorporated



                                               June 22, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


Re:      Seligman New Technologies Fund, Inc.
         File No. 811-09353


Dear Ladies and Gentlemen:

On behalf of Seligman New Technologies Fund, Inc. (the "Fund"), transmitted herewith for filing with the Securities and Exchange Commission pursuant to Rule 23c-3(b) of the Investment Company Act of 1940, as amended, is the repurchase offer notification of the Fund, copies of which were sent to shareholders of the Fund on June 16, 2000, together with the Fund's Notification of Repurchase Offer on Form N-23C-3.

Please direct any  communication  related to this filing to the  undersigned  at
(212) 850-1505.

                                             Very truly yours,

                                         /s/ Julie L. Wilson

                                             Julie L. Wilson
                                             Vice President
                                             Law & Regulation

Transmission


             100 Park Avenue New York, New York 10017 (212) 850-1864

                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3


1. Investment Company Act File Number      Date of Notification: June 16, 2000
   811-09353

2. Exact name of investment company as specified in registration statement:

                      SELIGMAN NEW TECHNOLOGIES FUND, INC.

3. Address of principal executive office:

                                 100 PARK AVENUE
                            NEW YORK, NEW YORK 10017

A.[X] The notification  pertains to a periodic  repurchase offer under paragraph
(b) of Rule 23c-3.

B.[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.[ ] The notification  pertains to a periodic  repurchase offer under paragraph
(b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.




                                                  By: /s/ Brian T. Zino
                                                         Brian T. Zino
                                                         President

                              SELIGMAN DATA CORP.
                 SERVICE AGENT FOR THE SELIGMAN GROUP OF FUNDS
                        AND TRI-CONTINENTAL CORPORATION

     If you do not want to sell shares at this time, please disregard this notice. This is simply notification of the scheduled quarterly repurchase offer.



June 16, 2000

Dear Seligman New Technologies Fund Shareholder:

We are writing to inform you of important dates related to Seligman New Technologies Fund's first quarterly repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice and take no action.

The repurchase offer period will begin on June 16, 2000 and end on July 14, 2000. The purpose of this repurchase offer is to provide liquidity to shareholders. Fund shares can be redeemed by repurchase offer only during one of the Fund's scheduled quarterly repurchase offers.

Should you wish to sell any of your shares during this repurchase offer period, please complete the attached Employee Repurchase Request Form and Seligman Distribution Request Form for IRA's, if applicable, and return the form(s) to Seligman Data Corp. so that the form(s) is received by SDC no later than 4:00 p.m. July 14, 2000. If you do not wish to sell shares, simply disregard this notice. We will contact you again next quarter to remind you of your redemption privilege.

All repurchase requests must be received by Seligman Data Corp. in good order by July 14, 2000. Forms can be dropped off at the SDC Delivery Window on the second floor or mailed in the attached envelope.

If you have any questions, please refer to the attached Repurchase Offer document, which contains additional important information about the repurchase offer.

Sincerely,

Seligman Data Corp.


                    100 Park Avenue New York, New York 10017

                              SELIGMAN DATA CORP.
                 SERVICE AGENT FOR THE SELIGMAN GROUP OF FUNDS
                        AND TRI-CONTINENTAL CORPORATION

     If you do not want to sell shares at this time, please disregard this notice. This is simply notification of the scheduled quarterly repurchase offer.


June 16, 2000


Dear Seligman New Technologies Fund Shareholder:

We are writing to inform you of important dates related to Seligman New Technologies Fund's quarterly repurchase offer. If you are not interested in selling your shares at this time, please disregard this notice and take no action.

The repurchase offer period will begin on June 16, 2000, and end on July 14, 2000. The purpose of this repurchase offer is to provide liquidity to shareholders. Fund shares can be redeemed by repurchase offer only during one of the Fund's scheduled quarterly repurchase offers.

All repurchase requests must be made by your financial advisor. Should you wish to sell any of your shares during this repurchase offer period, please contact your financial advisor no later than July 14, 2000. If you do not wish to sell shares, simply disregard this notice. We will contact you again next quarter to remind you of your redemption privilege.

All repurchase requests must be received by the Fund in good order on July 14, 2000.

If you have any questions, please refer to the attached Repurchase Offer document, which contains addi-tional important information about the repurchase offer, or call your financial advisor.

Sincerely,

Seligman Data Corp.



                   100 PARK AVENUE   NEW YORK, NEW YORK 10017

                                    SELIGMAN
                          NEW TECHNOLOGIES FUND, INC.

                                Repurchase Offer
                                 June 16, 2000

Seligman New Technologies Fund, Inc. (the "Fund") is offering to repurchase up to five percent (5%) of its shares. The offer is made upon the terms and conditions stated in the notification letter, this repurchase offer and the Fund's prospectus and statement of additional information ("SAI"). If you tender any of your shares in response to this offer, your tender will be subject to the same terms and conditions.

1. The Offer. The Fund is offering to repurchase for cash up to 5% (the "Repurchase Offer Amount") of its issued and outstanding shares at a price equal to the net asset value ("NAV") per share as of the close of regular trading on the New York Stock Exchange ("NYSE") on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a degree of liquidity to shareholders because no secondary market exists for the shares. This offer is not conditioned on the tender of any minimum number of shares.

2. Repurchase Request Deadline. The Fund must receive all tenders of shares in proper form on or before 4:00 p.m., Eastern time, on Friday, July 14, 2000. This date is the "Repurchase Request Deadline." You should notify your financial advisor in sufficient time to ensure that the Fund receives your tender in proper form by the Repurchase Request Deadline. Tenders may only be submitted to your financial advisor. Your financial advisor will then tender your shares to the Fund on your behalf.

3. Repurchase Pricing Date. The NAV used for the repurchase will be determined no later than July 28, 2000. The Fund anticipates, however, that the NAV used for the repurchase will be the NAV as of the close of regular trading on the NYSE on the Repurchase Request Deadline. The date of the NAV used for the repurchase is the "Repurchase Pricing Date."

4. Payment for Shares Repurchased. The Fund will make payment for repurchased shares within seven days after the Repurchase Pricing Date, although it expects to make payment sooner. You will not be charged any repurchase fee by the Fund.

5. Net Asset Value. The NAV of the Fund on June 9, 2000 was $42.54 per share. You must decide whether to tender any or all of your shares before the Repurchase Request Deadline, but the NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date, which will be on or after the Repurchase Request Deadline. The NAV of the shares may fluctuate between the date of your repurchase request or the Repurchase Request Deadline and the Repurchase Pricing Date. The NAV on the Repurchase Pricing Date may be lower than the NAV on the date of your repurchase request or the Repurchase Request Deadline. You may call Seligman Data Corp.'s 24-hour Telephone Access Service at 1-800-622-4597 for current price information. Simply press "1" for fund NAVs, and enter fund code 059 for the Fund's NAV information. This information is also available on the Internet site of J. &. W. Seligman & Co. Incorporated, the Fund's investment manager (the "Investment Manager"), at http://www.seligman.com. The Fund's shares are not traded on any organized market or exchange.

6. Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender more shares for repurchase than the Repurchase Offer Amount, the Fund may (but is not obligated to) repurchase up to an additional two percent (2%) of the issued and outstanding shares. If the Fund determines not to repurchase the additional 2%, or if shareholders tender shares in excess of the Repurchase Offer Amount plus the 2%, the Fund will repurchase shares pro rata, based on the number of shares tendered by each shareholder. If any shares that you wish to have repur-chased by the Fund are not repurchased because of proration, you will have to wait until the next quarterly repurchase offer to tender your unpurchased shares, and your subsequent repur-chase request will not be given any priority over other shareholders' requests. In anticipation of the possibility of proration, some shareholders may tender more shares than they wish to have repurchased, thereby increasing the likelihood of proration. There can be no assurance that the Fund will be able to repurchase all shares that you have tendered, even if you tender all shares held in your account.

7. Withdrawal or Modification of Request for Repurchase. You may withdraw or modify your ten-der prior to the Repurchase Request Deadline by contacting your financial advisor. You should notify your financial advisor in sufficient time to ensure that he or she does not tender your shares, if you have decided to withdraw your tender, or submits your final tender to the Fund, if you have decided to modify your tender, on the Repurchase Request Deadline.

8. Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this offer only under limited circumstances and only by vote of a majority of the Board of Directors, including a majority of the independent Directors. These circumstances are limited to the following: (A) if the repurchase of shares would cause the Fund to lose its status as a regulated invest-ment company under Subchapter M of the Internal Revenue Code; (B) for any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (C) for any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV; and (D) for any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders. You will be notified if the Fund suspends or postpones this offer. If the Fund renews this offer after a suspension or postponement, you will be sent a new notification.

9. Tax Consequences. You should review the tax information in the Fund's prospectus and SAI and consult your tax advisor regarding the specific tax consequences, including state and local tax consequences, of participating in the repurchase. Generally, any repurchase of shares by the Fund should be treated as a taxable event, and any gain or loss recognized should be treated as a capital gain or loss by shareholders who held their shares for longer than one year.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The Fund's determination shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good form) and to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any ten-der of shares whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected with-in such times as the Fund shall determine. Tenders of shares will not be deemed to have been made until the defects or irregularities have been corrected or waived.

None of the Fund, the Investment Manager, Seligman Advisors, Inc., the Fund's general distributor (the "Distributor"), or any other person is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Investment Manager, or the Distributor is or will be obligated to insure that your financial advisor submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Directors makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or in the Fund's prospectus or SAI. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, or for any information regarding your account, contact your financial advisor.

[GRAPHIC OMITTED]          --------------------------------------------------
                           This form must be received by July 14, 2000 if you
                           want to sell shares of Seligman New Technologies
                           Fund, Inc.
                           --------------------------------------------------

                           EMPLOYEE REPURCHASE REQUEST FORM
                           Return to:            Seligman Data Corp.
                                                 Transaction Processing Unit
                                                 100 Park Avenue, 2nd Flr
                                                 New York, NY 10017

Please repurchase the shares designated below at a price equal to their net asset value per share (NAV) on the Repurchase Pricing Date. I understand that the Seligman New Technologies Fund, Inc. (the "Fund") offers a limited degree of liquidity to its shareholders and that quarterly repurchases are limited to 5% of the Fund's outstanding shares and, therefore, the Fund may not repurchase the full amount I am requesting. I further understand that if the fund is not able to repurchase the full amount requested, I must wait until the next quarterly repurchase offer to tender unpurchased shares, and that this subsequent repurchase request will have no priority over other repurchase requests received during that repurchase period.

Seligman New Technologies Fund

Name(s) of Registered Shareholder(s):
(please fill in EXACTLY as registered)
                                         -------------------------------
                                         -------------------------------
                                         -------------------------------

Account Number:
                   -------------------

Daytime Telephone:
                   -------------------

Shares Tendered: (Please check one)

____  Partial Tender    -  Please tender _________ shares from my account.

____  Full Tender       -  Please tender all shares from my account.

____  Dollar Amount     -  Please tender enough shares to net $ _____________.


Payment and Delivery Instructions:

The check will be issued in the name(s) of the registered shareholder(s) and mailed to the address of record. If alternate payment and delivery is required, please provide instructions here.

Alternate Instructions:
                             -------------------------------------
                             -------------------------------------
                             -------------------------------------

PLEASE SIGN BELOW AND NOTE THE FOLLOWING IMPORTANT POINTS:

- Your Signature(s) below MUST CORRESPOND EXACTLY with the name(s) in which the shares are registered.

- If the shares are held of record by two or more joint holders, All Must Sign.

- If the shares are held in an IRA account, the enclosed Seligman IRA Distribution Form must be completed and submitted with this repurchase form.

- If the signer of this Employee Repurchase Request form is a trustee, executor, administrator, guardian, attorney in fact, officers of corporations or others acting in a fiduciary or representative capacity, they must so indicate when signing, and submit proper evidence satisfactory to the Fund of their authority to so act.

ALL SIGNATURES MUST BE GUARANTEED UNLESS ALL OF THE FOLLOWING CONDITIONS APPLY:

- This Employee Repurchase Form is signed by the registered holder(s) of the shares, and

- There is no change of registration of any remaining shares, and

- The payment of the repurchase proceeds are to be sent to the registered owner of the shares at the address shown in the share registration, and

- The repurchase proceeds will be less than or equal to $50,000.

IN ALL OTHER CASES, ALL SIGNATURES MUST BE GUARANTEED by a member firm of a regional or national securities exchange or of the National Association of Securities Dealers, Inc.; a commercial bank or trust company having an office, branch, or agency in the United States; or other Eligible Guarantor Institution as defined in Rule 17 Ad-15(a)(2) under the Securities Exchange Act of 1934.

Signature(s) of owner(s) as registered:

                                        -------------------------------------
                                        -------------------------------------
                                        -------------------------------------


Date:
     ----------------------------


Signature Guaranteed by:




If you have any questions regarding this Employee Repurchase Request form, please call 1-800-221-2450 between 8:30 am and 6:00 pm.